Exhibit 1

Monroe Capital ABS Funding II, LP

Report to:

Monroe Capital ABS Funding II, LP

20 June 2024

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants

on Applying Agreed-Upon Procedures

Monroe Capital ABS Funding II, LP

c/o The Corporation Trust Company

1209 Orange Street,

Wilmington, Delaware 19801

Re: Monroe Capital ABS Funding II, LP

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the addressee of this report, Monroe Capital Management Advisors, LLC (the “Collateral Manager”), Jefferies LLC (“Jefferies”) and KeyBanc Capital Markets Inc. (“KBCM” and, collectively with the addressee, the Collateral Manager and Jefferies, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to Monroe Capital ABS Funding II, LP’s (the “Issuer” or “Engaging Party”) portfolio of middle market loans, broadly syndicated loans, recurring revenue loans and participation interests (the “Collateral Obligations”) on an electronic data file and related decodes prepared by Jefferies pursuant to the Draft Governing Documents (as defined herein). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. No other party acknowledged the appropriateness of the procedures. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. We make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft Governing Documents (as defined herein).

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Jefferies, on behalf of the Issuer, provided us with the following information:

a.	An electronic data file labeled as “MCAF 2024-1 Base Loan Tape - 6.17.2024 (EY Tape).xlsx” and related decodes (the “Data File”) that contains certain information on the Collateral Obligations as of 22 May 2024 (the “Pricing Cut-off Date”) on 71 Collateral Obligations and 1 additional hypothetical loan which is identified as “Hypo RRL 1” under the “Issuer” column in the Data File (the “Hypothetical Collateral Obligation” and, together with the Collateral Obligations, the “Planned Collateral Obligations”),
b.	A copy of the original offering circular dated 14 February 2023 (the “Original Offering Circular”),
c.	A copy of the original indenture dated 15 February 2023 (the “Original Indenture” and, together with the Original Offering Circular, the “Original Governing Documents”),
d.	A copy of a preliminary indenture dated 14 June 2024 (the “Preliminary Indenture”) and
e.	A copy of a preliminary offering circular dated 13 June 2024 (the “Preliminary Offering Circular” and, together with the Preliminary Indenture, the “Draft Governing Documents” and, together with the Original Governing Documents, the “Governing Documents”).

For the purpose of the procedures described in this report, the Collateral Manager, on behalf of the Issuer, provided us with the following information:

a.	An electronic data file labeled as “Monroe Capital Fund IV ABS Selection (v2).xlsx” (the “Loan Tape”) which the Collateral Manager indicated was internally generated from their books and records and contains certain loan level information for the Collateral Obligations as of the Pricing Cut-Off Date,
b.	Copies of certain Collateral Obligations’ asset monitoring reports which the Collateral Manager indicated were internally generated from their books and records and contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligor of such Collateral Obligations (each, an “Asset Monitoring Report”),
c.	Copies of certain Collateral Obligations’ internally generated closing memoranda which the Collateral Manager indicated contain certain loan level information for such Collateral Obligations as well as certain financial information of the obligor of such Collateral Obligations (each, a “Closing Memorandum”),
d.	A copy of a business presentation prepared by the Collateral Manager for a Collateral Obligation (the “Business Presentation”),
e.	Copies of final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) for the Sample Collateral Obligations (as defined herein),
f.	Copies of funding memoranda (each, a “Funding Memorandum”) for Sample Collateral Obligations (as defined herein),
g.	Copies of financial statement reports (each, a “Financial Statement”) for the obligors of the Sample Collateral Obligations (as defined herein) and
h.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 1 of Attachment A.

The information provided by Jefferies and the Collateral Manager, each on behalf of the Issuer, excluding the Data File, is collectively referred to herein as the “Source Documents”.

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Data File and Pricing Date Data File (as defined on Attachment A). The Issuer is responsible for the information contained in the Data File, Pricing Date Data File (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File or Pricing Date Data File (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion or conclusion as to: (a) the existence of the Planned Collateral Obligations, (b) questions of legal or tax interpretation, (c) the appropriateness of the requirements of the Draft Governing Documents, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft Governing Documents, (e) the accuracy, completeness or reasonableness of the information provided to us by the Jefferies, on behalf of the Issuer or (f) the accuracy, completeness or reasonableness of the information provided to us by the Collateral Manager, on behalf of the Issuer.

This report does not constitute a legal determination as to the Issuer’s compliance with the Draft Governing Documents’ specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Planned Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Planned Collateral Obligations,
iii.	Whether the originator of the Planned Collateral Obligations complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Planned Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

20 June 2024

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this Attachment A, the Preliminary Offering Circular related to the Issuer’s Class A-1-R Senior Secured Fixed Rate Notes (the “Class A-1 Notes”), Class A-L-R Senior Secured Floating Rate Loans (the “Class A-L Loans” and, together with the Class A-1 Notes, the “Class A Debt”), Class B-R Senior Secured Fixed Rate Notes (the “Class B Notes”), Class C-R Senior Secured Fixed Rate Notes (the “Class C Notes” and, collectively with the Class A-1 Notes and the Class B Notes, the “Secured Notes”, and the Secured Notes together with the Class A-L Loans, the “Secured Debt” or the “Refinancing Debt”) expected to be issued on Refinancing Date (as defined in the Preliminary Offering Circular). The Refinancing Debt refinanced and replaced the Class A-1 Senior Secured Fixed Rates Notes, the Class A-L Senior Secured Floating Rate Loans, the Class B Senior Secured Fixed Rate Notes, the Class C Senior Secured Fixed Rate Notes and the Class D Senior Secured Fixed Rate Notes (collectively, the “Redeemed Notes”) issued on 15 February 2023 (the “Closing Date”) pursuant to the Original Indenture. In addition, on the Closing Date the Issuer issued the Subordinated Notes (the “Subordinated Notes” and, together with the Secured Debt, the “Debt” or the “Obligations”), which were not redeemed on the Refinancing Date and remain Outstanding on and after the Refinancing Date.

The Collateral Manager, on behalf of the Issuer, indicated that the Planned Collateral Obligations on the Pricing Date Data File (as defined herein) represent the Collateral Obligations and the anticipated Principal Balance for each Collateral Obligation that the Issuer is expected to own or acquire by the Refinancing Date. Furthermore, the Collateral Manager, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Refinancing Date may not include all the Planned Collateral Obligations listed on the Pricing Date Data File (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data File (as defined herein) and no procedures were performed on the Hypothetical Collateral Obligation.

Attachment A Page 2 of 5

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from Jefferies, on behalf of the Issuer, the Data File containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics (as defined herein) and Sample Characteristics (as defined herein) indicated below, as shown on the Data File, for the corresponding Collateral Obligations as indicated below, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and Jefferies adjusted the information on the Data File to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 1 to Attachment A. The Data File, as so adjusted, is herein referred to as the “Pricing Date Data File.”

2.	The Collateral Manager, on behalf of the Issuer, provided a sample of three Collateral Obligations as shown in the Pricing Date Data File (each, a “Sample Collateral Obligation”), on which to perform the procedures as indicated in Item 4. below. For the purpose of this procedure, the Collateral Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of the Sample Collateral Obligations or the methodology they use to select the Sample Collateral Obligations from the Data File. The resulting Sample Collateral Obligations, as identified on the Pricing Date Data File, are:

Sample Collateral Obligations
[REDACTED]
[REDACTED]
[REDACTED]

3.	For each Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics, if applicable, (the “Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) the Loan Tape, (b) Asset Monitoring Reports, (c) Closing Memoranda and (d) Business Presentation. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Asset Monitoring Reports, Closing Memoranda, Business Presentation
Principal Balance (labeled as “Principal Balance” on the Pricing Date Data File)	Loan Tape
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Loan Tape

Attachment A Page 3 of 5

3. (continued)

Characteristics (continued)	Data Sources (continued)
Recurring Revenue Loan (y/n) (labeled as “RRL?” on the Pricing Date Data File)	Loan Tape
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Loan Tape
Country (labeled as “Country” on the Pricing Date Data File)	Loan Tape
Industry (labeled as “Moody’s Industry” on the Pricing Date Data File	Loan Tape
Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Loan Tape
LIBOR / SOFR Spread (labeled as “Cash Spread” on the Pricing Date Data File)	Loan Tape
LIBOR / SOFR Floor Rate (labeled as “LIBOR / SOFR Floor” on the Pricing Date Data File)	Loan Tape
PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Loan Tape
Payment frequency (labeled as “Frequency” on the Pricing Date Data File)	Loan Tape
Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Loan Tape
Monroe Rating (labeled as “Monroe Rating” on the Pricing Date Data File)	Loan Tape
Current LTV (labeled as “Current LTV” on the Pricing Date Data File)	Loan Tape
As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Loan Tape
Senior Indebtedness (labeled as “Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Loan Tape
Total Indebtedness (labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)	Loan Tape
LTM Adjusted 1st Lien EBITDA Debt Multiple (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” on the Pricing Date Data File)	Loan Tape
LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” on the Pricing Date Data File)	Loan Tape
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” on the Pricing Date Data File)	Loan Tape
LTM Recurring Revenue (labeled as “LTM Recurring Revenue” on the Pricing Date Data File)	Loan Tape

Attachment A Page 4 of 5

3. (continued)

Except for the information provided in the Assumptions on Exhibit 1 to Attachment A, all Characteristics were in agreement.

In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within

(i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/- 0.01% or less or (iv) +/- 30 days or less.

4.	For each Sample Collateral Obligation included in the Pricing Date Data File, we compared the following characteristics, if applicable, (the “Sample Characteristics”) listed in the table below, and as shown on the Pricing Date Data File, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 1 to Attachment A, information on the Pricing Date Data File and the following data sources (each, an “Additional Data Source”), as applicable: (a) Credit Agreements, (b) Funding Memoranda and (c) Financial Statements. Where more than one Additional Data Source is listed for a Sample Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Sample Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Sample Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources to the Data Sources for any of the Sample Characteristics for any of the Sample Collateral Obligations.

Sample Characteristics	Additional Data Sources
Issuer (labeled as “Issuer” on the Pricing Date Data File)	Credit Agreements
Lien Position (labeled as “Lien Position” on the Pricing Date Data File)	Credit Agreements
Recurring Revenue Loan (y/n) (labeled as “RRL?” on the Pricing Date Data File)	Credit Agreements
Maturity Date (labeled as “Maturity” on the Pricing Date Data File)	Credit Agreements
Country (labeled as “Country” on the Pricing Date Data File)	Credit Agreements
Coupon Type (labeled as “Coupon Type” on the Pricing Date Data File)	Funding Memoranda
LIBOR / SOFR Spread (labeled as “Cash Spread” on the Pricing Date Data File)	Funding Memoranda
LIBOR / SOFR Floor Rate (labeled as “LIBOR / SOFR Floor” on the Pricing Date Data File)	Credit Agreements
PIK Spread (labeled as “PIK %” on the Pricing Date Data File)	Credit Agreements
Covenants (y/n) (labeled as “Covenants” on the Pricing Date Data File)	Credit Agreements

Attachment A Page 5 of 5

4. (continued)

Sample Characteristics (continued)	Additional Data Sources (continued)
As of Date for Financials (labeled as “As of Date for Financials” on the Pricing Date Data File)	Financial Statements
Senior Indebtedness (labeled as “Senior Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements
Total Indebtedness (labeled as “Total Indebtedness ($MMs)” on the Pricing Date Data File)	Financial Statements
LTM Adjusted 1st Lien EBITDA Debt Multiple (current) (labeled as “LTM Adj 1st Lien EBITDA Debt Mult (current)” on the Pricing Date Data File)	Financial Statements
LTM Adjusted 1st Lien RR Debt Multiple (current) (labeled as “LTM Adj 1st Lien RR Debt Mult (current)” on the Pricing Date Data File)	Financial Statements
LTM EBITDA Adjusted (labeled as “LTM EBITDA Adj” on the Pricing Date Data File)	Financial Statements
LTM Recurring Revenue (labeled as “LTM Recurring Revenue” on the Pricing Date Data File)	Financial Statements

Except for the information provided in the Assumptions on Exhibit 1 to Attachment A, all Sample Characteristics were in agreement.

In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within

(i) +/- $100.00 or less, (ii) +/- 0.1x or less, (iii) +/- 0.01% or less or (iv) +/- 30 days or less.

We performed no other procedures on any other information on the Pricing Date Data File.

Exhibit 1 to Attachment A Page 1 of 2

Assumptions

(refer to Items 1., 3. and 4.)

1.	For the purpose of comparing the “Issuer” Characteristic and the “Issuer” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co-borrower with the obligor.

2.	For the purpose of comparing the “LTM Recurring Revenue” Sample Characteristic, “Senior Indebtedness” Sample Characteristic and, “Total Indebtedness” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that the corresponding values shown on the Financial Statements are shown in thousands (‘000s) for all Collateral Obligations.

3.	The Collateral Manager, on behalf of the Issuer, indicated that the “LTM Adjusted 1st Lien EBITDA Debt Multiple (current)” Characteristic and the “LTM EBITDA Adjusted” Characteristic are only applicable to Collateral Obligations that are not identified as Recurring Revenue Loans, except for the Collateral Obligations as noted in Assumption #5 below.

4.	The Collateral Manager, on behalf of the Issuer, indicated that the “LTM Adjusted 1st Lien RR Debt Multiple (current)” Characteristic and the “LTM Recurring Revenue” Characteristic are only applicable to Collateral Obligations that are identified as Recurring Revenue Loans, except for the Collateral Obligations as noted in Assumption #5 below.

5.	The Collateral Manager, on behalf of the Issuer, indicated that even though the following Collateral Obligations, as identified on the Pricing Date Data File, are labeled as Recurring Revenue Loans, for the purpose of comparing the “LTM Adjusted 1st Lien EBITDA Debt Multiple (current)” Characteristic, the “LTM EBITDA Adjusted” Characteristic, the “LTM Adjusted 1st Lien RR Debt Multiple (current)” Characteristic and the “LTM Recurring Revenue” Characteristic, these Collateral Obligations are not treated as Recurring Revenue Loans. We performed no procedures to test the validity or accuracy of this information:

Collateral Obligations
[REDACTED]
[REDACTED]
[REDACTED]

6.	For the purpose of comparing the “Recurring Revenue Loan (y/n)” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that a supporting document could not be provided for “[REDACTED]”, as identified on the Pricing Date Data File, and that it is to be considered a Recurring Revenue Loan. We performed no procedures to test the validity or accuracy of this information.

Exhibit 1 to Attachment A Page 2 of 2

7.	For the purpose of comparing the “Issuer” Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that a supporting document could not be provided for “[REDACTED]”, as identified on the Pricing Date Data File, and that “[REDACTED]” is to be considered an obligor for “[REDACTED]”. We performed no procedures to test the validity or accuracy of this information.

8.	For the purpose of comparing the “Current LTV” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that supporting documents could not be provided for the following Sample Collateral Obligations, as identified on the Pricing Date Data File, and the values on the Pricing Date Data File as shown below are correct. We performed no procedures to test the validity or accuracy of this information:

Sample Collateral Obligations	Current LTV
[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]

9.	For the purpose of comparing the “LTM Recurring Revenue” Sample Characteristic, the Collateral Manager, on behalf of the Issuer, indicated that a supporting document could not be provided for the following Sample Collateral Obligation, as identified on the Pricing Date Data File, and the value on the Pricing Date Data File as shown below is correct. We performed no procedures to test the validity or accuracy of this information:

Sample Collateral Obligation	LTM Recurring Revenue
[REDACTED]	[REDACTED]